CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended		41 Months Ended	44 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (700,105)	$ (1,776,082)	$ (2,401,534)	$ (3,365,198)	$ (8,866,368)	$ (9,566,473)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	988	1,120	4,480	4,480	11,157	12,145
Amortization of debt discounts	272,057	136,560	816,642	255,543	1,124,407	1,396,464
Amortization of financing costs	5,000	7,500	33,823	59,500	93,323	98,323
Non cash interest	14,433	94,805	380,741	172,116	680,644	695,077
Stock based compensation	188,163	115,824	642,889	1,156,921	2,373,269	2,561,432
Fair value of warrants issued in connection with notes payable	0	0	43,568	0	43,568	43,568
Loss on settlement of debt	0	0	0	787,515	787,515	787,515
Loss on debt modification	0	0	0	0	88,849	88,849
Gain from change in fair value of derivative liabilities	(41,408)	1,110,140	(782,556)	(174,719)	(1,046,516)	(1,087,924)
Changes in operating assets and liabilities:
Advances from stockholders/officers	0	(15,000)	(15,000)	10,000	0	0
Accounts payable and accrued expenses	56,963	72,740	265,767	216,271	1,558,643	1,615,606
Net cash used in operating activities	(203,909)	(252,392)	(1,011,180)	(877,571)	(3,151,509)	(3,355,418)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash acquired from reverse merger	0	0	0	0	223,586	223,586
Purchase of property and equipment	0	0	0	0	(13,441)	(13,441)
Payment of long term deposit	0	0	0	0	(9,330)	(9,330)
Net cash provided by investing activities	0	0	0	0	200,815	200,815
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of subsidiary's common stock	0	0	0	0	75	75
Proceeds from sale of common stock	25,000	0	65,500	85,000	1,154,700	1,179,700
Proceeds from exercise of warrants	0	0	0	230,000	230,000	230,000
Proceeds from issuance of notes payable	0	0	75,000	301,500	376,500	376,500
Proceeds from issuance of convertible notes payable	125,000	264,000	925,677	332,500	1,368,177	1,493,177
Repayments of convertible notes payable	0	0	(7,000)	(110,000)	(117,000)	(117,000)
Net cash provided by financing activities	150,000	264,000	1,059,177	839,000	3,012,452	3,162,452
Net increase (decrease) in cash	(53,909)	11,608	47,997	(38,571)	61,758	7,849
Cash, beginning of period	61,758	13,761	13,761	52,332	0	0
Cash, end of period	7,849	25,369	61,758	13,761	61,758	7,849
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid	0	0	0	98,778	98,778	98,778
Income taxes paid	0	0	0	0	0	0
Non cash investing and financing activities:
Accrued warrants to be issued to referring brokers in connection with PPM subscription at $0.10 per share	0	0	0	0	29,400	29,400
Shares forfeited and cancelled by some of Solar Wind Energy's stockholders acquired in connection with the merger upon resignation	0	0	0	0	12,060	12,060
Notes payable issued in settlement of accounts payable	0	0	0	268,270	268,270	268,270
Convertible notes payable issued in settlement of accrued officer salaries	0	0	0	280,000	280,000	280,000
Common stock issued in settlement of debt	$ 534,561	$ 178,865	$ 889,040	$ 1,225,170	$ 2,114,210	$ 2,648,771